SCHEDULE OF LONG-TERM DEBT (Details) - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Short-term Debt [Line Items]
Long term debt, total		$ 255,024	$ 193,617
Current portion		(218,972)	(133,761)
Long-term debt, net of current portion		36,052	59,856
Satin [Member]
Short-term Debt [Line Items]
Long term debt, total	[1]	55,890
SBA - Rohuma [Member]
Short-term Debt [Line Items]
Long term debt, total		10,000
Other debt [Member]
Short-term Debt [Line Items]
Long term debt, total	[2]	6,000	6,000
Yukti Securities Private Limited [Member]
Short-term Debt [Line Items]
Long term debt, total	[3]		4,547
Auto Loan ICICI Bank [Member]
Short-term Debt [Line Items]
Long term debt, total	[4]	11,062	18,539
Baxter Credit Union [Member]
Short-term Debt [Line Items]
Long term debt, total	[5]	99,975	99,911
UGECL [Member]
Short-term Debt [Line Items]
Long term debt, total	[6]	49,776	54,563
USA Bank PPP [Member]
Short-term Debt [Line Items]
Long term debt, total	[7]		10,057
Loan Builder [Member]
Short-term Debt [Line Items]
Long term debt, total	[8]	$ 22,321

[1]	Unsecured amount due from a customer.
[2]	Note payable to an individual for $7,500, issued in May 2018 as consideration for services, due in June 2018, and bearing no interest. During the year ended December 31, 2018, the Company made a payment of $1,500 against the note and the Company has withheld payment of the remaining amount pending receipt of amounts due from the service provider.
[3]	Loan payable to Yukti Securities Private Limited is an unsecured loan which is due on demand. Was repaid in 2021.
[4]	Loan payable with ICICI Bank, secured by the vehicle the loan was taken for. Payments are monthly at $752, through maturity in May 2023. Of the amount outstanding, the following represents the maturity: Current (2022) $4,877; long-term (2023) $6,186.
[5]	Revolving loan in the amount of $100,000 at 4% interest per annum due December 30, 2020. The loan was renegotiated for a balance of $99,975 with similar terms at 4% interest per annum and is guaranteed by the CEO of the Company.
[6]	COVID line of credit from UGECL up to 4,000,000 INR in India, term of 48 months, interest only at 7.5% annual rate for first 12 months, then 36 equal instalments through maturity. Current (2022) $19,910; long-term (2023) $19,910 and (2024) $9,956.
[7]	PPP loan from USA Bank, with interest accruing at 1% per annum. Original amount of $34,697 had $24,640 forgiven in December 2020, with the remaining $10,057 due in five years In February 2021, the Company was notified that the entire balance of the PPP loan has been forgiven.
[8]	$50,000 unsecured loan due in 52 weekly payments of $1,057.94 inclusive of interest at approximately 10%.